Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		4 Months Ended		7 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended	13 Months Ended		16 Months Ended		19 Months Ended		21 Months Ended	22 Months Ended		25 Months Ended		28 Months Ended		31 Months Ended		33 Months Ended	34 Months Ended		37 Months Ended		40 Months Ended		43 Months Ended		46 Months Ended		49 Months Ended		52 Months Ended		55 Months Ended		58 Months Ended		61 Months Ended		64 Months Ended		67 Months Ended		70 Months Ended		73 Months Ended		76 Months Ended		79 Months Ended		82 Months Ended		85 Months Ended		88 Months Ended		91 Months Ended		94 Months Ended
	Mar. 07, 2023	Feb. 15, 2018	Feb. 13, 2018	Feb. 28, 2018	Feb. 28, 2018	May 31, 2018	May 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Nov. 30, 2023	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2025	Feb. 28, 2019	Feb. 28, 2019	May 31, 2019	May 31, 2019	Aug. 31, 2019	Aug. 31, 2019	Nov. 30, 2024	Nov. 30, 2019	Nov. 30, 2019	Feb. 29, 2020	Feb. 29, 2020	May 31, 2020	May 31, 2020	Aug. 31, 2020	Aug. 31, 2020	Nov. 30, 2025	Nov. 30, 2020	Nov. 30, 2020	Feb. 28, 2021	Feb. 28, 2021	May 31, 2021	May 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2022	May 31, 2022	May 31, 2022	Aug. 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2023	May 31, 2023	May 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Feb. 29, 2024	Feb. 29, 2024	May 31, 2024	May 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Nov. 30, 2024	Feb. 28, 2025	Feb. 28, 2025	May 31, 2025	May 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Nov. 30, 2025
C000198465
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value			$ 10,000	$ 10,111		$ 10,699			$ 11,464		$ 11,007			$ 11,238		$ 11,354		$ 12,212			$ 12,613		$ 11,817		$ 11,282		$ 12,027			$ 12,362		$ 12,865		$ 13,871			$ 14,785		$ 14,491		$ 14,458		$ 14,670		$ 14,223		$ 15,138		$ 14,582		$ 14,419		$ 14,986		$ 15,308		$ 16,537		$ 17,117		$ 18,594		$ 19,570	$ 19,703			$ 19,606	$ 20,310		$ 20,663
C000198466
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value			10,000	10,252		10,835			11,720		10,267			10,616		10,490		11,222			11,525		10,936		11,277		13,121			14,511		17,083		17,661			18,259		18,140		16,918		16,377		15,959		17,002		16,245		15,761		17,032		16,991		20,758		21,238		22,496		25,356	23,575			23,509	25,950		27,653
C000198467
Account Value [Line Items]
Accumulated Value		$ 50,000			$ 49,460		$ 51,640	$ 54,358				$ 49,446			$ 49,899		$ 46,619		$ 48,352			$ 52,681		$ 46,697		$ 44,362		$ 49,278			$ 53,192		$ 61,252		$ 68,804	$ 69,526		$ 69,892		$ 70,336		$ 69,582		$ 66,529		$ 72,989		$ 71,358		$ 66,606		$ 75,556		$ 75,315		$ 85,873		$ 89,851		$ 94,482		$ 102,229			$ 97,186	$ 94,964			$ 103,446		$ 107,529
C000198469
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value			10,000	10,227		10,717			11,647		10,552			10,850		10,080		10,598			11,475		10,445		10,574		11,899			13,115		14,921		16,358			17,134		17,105		16,209		15,166		14,731		15,883		15,675		15,064		16,807		16,970		19,226		19,453		20,671		21,781	20,938			20,405	22,200		22,546
C000198470
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value			10,000	10,109		10,412			10,897		9,992			10,097		9,165		9,268			10,375		8,948		8,109		9,009			10,448		12,445		14,545			14,432		14,367		15,235		15,191		14,266		15,464		15,534		13,679		15,554		15,614		17,110		17,781		18,619		19,967	18,621			17,834	20,258		20,743
C000198481
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value			10,000	10,183		10,585			11,223		10,203			10,306		9,635		10,029			10,862		9,652		9,217		10,242			11,117		12,773		14,338			14,486		14,612		14,596		14,350		13,739		15,158		14,937		13,905		15,706		15,676		17,898		18,565		19,477		21,094	20,082			19,705	21,612		22,652
C000241270
Account Value [Line Items]
Line Graph and Table Measure Name													ETF Shares Net Asset Value
Accumulated Value	$ 10,000									$ 10,238										$ 10,572									$ 10,935
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value			10,000	10,194		10,310			11,098		10,504			10,708		10,567		11,244			12,132		11,447		11,779		13,655			14,440		15,492		16,951			18,166		18,243		17,396		16,327		15,754		16,272		15,992		16,659		18,078		18,324		20,566		21,254		22,805		24,643	24,171			24,042	26,417		27,991
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value			10,000	10,194		10,310			11,098		10,504			10,708		10,567		11,244			12,132		11,447		11,779		13,655			14,440		15,492		16,951			18,166		18,243		17,396		16,327		15,754		16,272		15,992		16,659		18,078		18,324		20,566		21,254		22,805		24,643	24,171			24,042	26,417		27,991
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value		$ 50,000			$ 49,649		$ 50,216	$ 54,056				$ 51,163			$ 52,156		$ 51,469		$ 54,764			$ 59,088		$ 55,756		$ 57,370		$ 66,506			$ 70,329		$ 75,453		$ 82,562	$ 88,481		$ 88,853		$ 84,729		$ 79,520		$ 76,729		$ 79,255		$ 77,889		$ 81,138		$ 88,052		$ 89,248		$ 100,167		$ 103,518		$ 111,073		$ 120,025			$ 117,729	$ 117,098			$ 128,667		$ 136,334
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value			10,000	10,194		10,310			11,098		10,504			10,708		10,567		11,244			12,132		11,447		11,779		13,655			14,440		15,492		16,951			18,166		18,243		17,396		16,327		15,754		16,272		15,992		16,659		18,078		18,324		20,566		21,254		22,805		24,643	24,171			24,042	26,417		27,991
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value			10,000	10,194		10,310			11,098		10,504			10,708		10,567		11,244			12,132		11,447		11,779		13,655			14,440		15,492		16,951			18,166		18,243		17,396		16,327		15,754		16,272		15,992		16,659		18,078		18,324		20,566		21,254		22,805		24,643	24,171			24,042	26,417		27,991
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value			$ 10,000	$ 10,194		$ 10,310			$ 11,098		$ 10,504			$ 10,708		$ 10,567		$ 11,244			$ 12,132		$ 11,447		$ 11,779		$ 13,655			$ 14,440		$ 15,492		$ 16,951			$ 18,166		$ 18,243		$ 17,396		$ 16,327		$ 15,754		$ 16,272		$ 15,992		$ 16,659		$ 18,078		$ 18,324		$ 20,566		$ 21,254		$ 22,805		$ 24,643	$ 24,171			$ 24,042	$ 26,417		$ 27,991
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000									10,335										10,844									11,130
NACC2 Index: S&P 0-7 Year National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 0-7 Year National AMT-Free Municipal Bond Index
Accumulated Value	$ 10,000									$ 10,240										$ 10,579									$ 10,950